UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Discovery Capital Management, LLC

Address:   20 Marshall Street
           South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:   (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt            South Norwalk, Connecticut        November 15, 2010
--------------------   ---------------------------------   ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $1,959,493
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name

1.      028-12213                 Discovery Global Opportunity Master Fund, Ltd.


                                                 FORM 13F INFORMATION TABLE
                                                     September 30, 2010



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                         VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                 --------          -----       --------   -------   --- ----  ----------  --------  ----   ------ ----
ALEXION PHARMACEUTICALS INC    COM               015351109    14,814      230,175 SH        SOLE        NONE        230,175
AMAZON COM INC                 COM               023135106     4,641       29,550 SH        SOLE        NONE         29,550
APPLE INC                      COM               037833100   439,104    1,547,504 SH        SOLE        NONE      1,547,504
ATLAS ENERGY INC               COM               049298102     1,799       62,800 SH        SOLE        NONE         62,800
BAIDU INC                      SPON ADR REP A    056752108   268,188    2,613,408 SH        SOLE        NONE      2,613,408
BANCO MACRO SA                 SPON ADR B        05961W105    44,460      998,201 SH        SOLE        NONE        998,201
CEMEX SAB DE CV                SPON ADR NEW      151290889    12,138    1,428,050 SH        SOLE        NONE      1,428,050
CENTRAL EUROPEAN DIST CORP     COM               153435102    24,498    1,097,572 SH        SOLE        NONE      1,097,572
COPA HOLDINGS SA               CL A              P31076105     5,316       98,600 SH        SOLE        NONE         98,600
CORE LABORATORIES N V          COM               N22717107    39,724      451,204 SH        SOLE        NONE        451,204
CREDICORP LTD                  COM               G2519Y108   267,642    2,349,802 SH        SOLE        NONE      2,349,802
CTRIP COM INTL LTD             AMERICAN DEP SHS  22943F100    68,955    1,444,082 SH        SOLE        NONE      1,444,082
DIRECTV                        COM CL A          25490A101    15,565      373,900 SH        SOLE        NONE        373,900
EMPRESA DIST Y COMERCIAL NOR   SPON ADR          29244A102       784      100,000 SH        SOLE        NONE        100,000
GENPACT LIMITED                SHS               G3922B107    34,173    1,927,400 SH        SOLE        NONE      1,927,400
GOOGLE INC                     CL A              38259P508    81,307      154,638 SH        SOLE        NONE        154,638
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B    399909100    22,292    2,233,717 SH        SOLE        NONE      2,233,717
ISHARES TR                     MSCI EMERG MKT    464287234   161,353    3,604,050 SH        SOLE        NONE      3,604,050
ISHARES TR                     MSCI PERU CAP     464289842    19,658      463,086 SH        SOLE        NONE        463,086
JABIL CIRCUIT INC              COM               466313103    94,910    2,102,925 SH        SOLE        NONE      2,102,925
KKR FINANCIAL HLDGS LLC        COM               48248A306     9,553    1,088,075 SH        SOLE        NONE      1,088,075
MARKET VECTORS ETF TR          INDONESIA ETF     57060U753    19,788      228,471 SH        SOLE        NONE        228,471
MASTERCARD INC                 CL A              57636Q104     2,150        9,600 SH        SOLE        NONE          9,600
MATRIXX INITIATIVES INC        COM               57685L105       253       49,600 SH        SOLE        NONE         49,600
MOMENTA PHARMACEUTICALS INC    COM               60877T100    22,006    1,462,211 SH        SOLE        NONE      1,462,211
MORGAN STANLEY                 COM NEW           617446448    23,767      963,000 SH        SOLE        NONE        963,000
NATIONAL BK GREECE S A         SPONSORED ADR     633643408     2,440    1,074,700 SH        SOLE        NONE      1,074,700
OMNIVISION TECHNOLOGIES INC    COM               682128103    46,030    1,997,809 SH        SOLE        NONE      1,997,809
PETROHAWK ENERGY CORP          COM               716495106    13,268      822,050 SH        SOLE        NONE        822,050
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR     718252604     2,357       39,370 SH        SOLE        NONE         39,370
REX ENERGY CORPORATION         COM               761565100     1,310      102,350 SH        SOLE        NONE        102,350
RF MICRODEVICES INC            COM               749941100    25,972    4,230,000 SH        SOLE        NONE      4,230,000
SKYWORKS SOLUTIONS INC         COM               83088M102    25,831    1,249,700 SH        SOLE        NONE      1,249,700
TAM SA                         SP ADR REP PFD    87484D103    41,510    1,799,300 SH        SOLE        NONE      1,799,300
TELECOM ARGENTINA S A          SPON ADR REP B    879273209     8,382      395,760 SH        SOLE        NONE        395,760
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    16,215      307,390 SH        SOLE        NONE        307,390
TRIQUINT SEMICONDUCTOR INC     COM               89674K103    21,538    2,243,500 SH        SOLE        NONE      2,243,500
VERISIGN INC                   COM               92343E102    12,917      406,960 SH        SOLE        NONE        406,960
VIVUS INC                      COM               928551100     4,653      695,500 SH        SOLE        NONE        695,500
WHITING PETE CORP NEW          COM               966387102    37,970      397,550 SH        SOLE        NONE        397,550
YPF SOCIEDAD ANONIMA           SPON ADR CL D     984245100       261        6,700 SH        SOLE        NONE          6,700



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